Claims (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Claims (Textual)
Aggregate consideration on settlement	$ 2,000
Amount of claims related to ISA investigation	$ 388 [1]	$ 405

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.